UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 13, 2012

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		39

FORM 13F Information Table Value Total:	$25,929,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1710    39526 SH       SOLE                    39526
ASML Holding N V ADR           COM              N07059111     1060    25355 SH       SOLE                    25355
Altria Group, Inc.             COM              718154107      471    15886 SH       SOLE                    15886
Anadarko Petroleum             COM              032511107      910    11916 SH       SOLE                    11916
Apple Computing                COM              037833100     2264     5589 SH       SOLE                     5589
Axis Capital                   COM              G0692U109      619    19355 SH       SOLE                    19355
Bio Reference Lab              COM              09057G602      454    27876 SH       SOLE                    27876
Blue Earth Refineries          COM              G11999102       29    97158 SH       SOLE                    97158
Catalyst Pharmaceuticals       COM              14888U101      122    94522 SH       SOLE                    94522
China XD Plastics              COM              16948F107      665   124585 SH       SOLE                   124585
Exxon                          COM              30231G102      224     2640 SH       SOLE                     2640
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      998    55745 SH       SOLE                    55745
IBM                            COM              459200101      918     4990 SH       SOLE                     4990
Intel Corp.                    COM              458140100     1061    43755 SH       SOLE                    43755
KHD Humboldt Wedag             COM              D4024H102      223    34728 SH       SOLE                    34728
Kodiak oil and gas             COM              50015Q100     1073   112985 SH       SOLE                   112985
MFC Industrial                 COM              55278T105     2055   293134 SH       SOLE                   293134
Mattson Technology             COM              577223100      702   508977 SH       SOLE                   508977
Motor Car Parts                COM              620071100      336    44780 SH       SOLE                    44780
Multiband                      COM              62544X209      482   149275 SH       SOLE                   149275
Mymetics Corp                  COM              62856A102        5   194329 SH       SOLE                   194329
NII Holdings                   COM              62913F201      646    30319 SH       SOLE                    30319
Nanometrics                    COM              630077105     1132    61460 SH       SOLE                    61460
O2 Micro                       COM              67107W100      408   102313 SH       SOLE                   102313
PepsiCo, Inc.                  COM              713448108      401     6049 SH       SOLE                     6049
Philip Morris International    COM              718172109      396     5046 SH       SOLE                     5046
QUALCOMM                       COM              747525103     1073    19611 SH       SOLE                    19611
Rudolph Technologies           COM              781270103      560    60450 SH       SOLE                    60450
STEC                           COM              784774101      262    30444 SH       SOLE                    30444
Sandridge Energy               COM              80007P307      782    95822 SH       SOLE                    95822
Sigma Design                   COM              826565103      182    30264 SH       SOLE                    30264
Stifel Financial Corp.         COM              860630102      298     9312 SH       SOLE                     9312
Tennant Company                COM              880345103      543    13965 SH       SOLE                    13965
Valeant Pharmaceuticals        COM              91911K102      740    15844 SH       SOLE                    15844
Veeco Instr                    COM              922417100      284    13650 SH       SOLE                    13650
Walgreens                      COM              931422109      298     9005 SH       SOLE                     9005
Yum Brands, Inc                COM              988498101      412     6978 SH       SOLE                     6978
Zoltek                         COM              98975W104     1134   148870 SH       SOLE                   148870